Financial Instruments and Financial Risk Management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 3,717	$ 3,514	$ 1,311	$ 62
Assets	6,368	5,927
Liabilities:
Liabilities	2,658	2,786
Financial Instruments [Member]
Liabilities:
Trade payables and other payables	1,054	1,055
IIA liability	131	92
Derivative financial instruments	729	237
Liability in respect of anti-dilution feature		692
Liabilities	1,914	2,076
Financial Instruments [Member] | Liabilities at Fair Value Through Profit or Loss [Member]
Liabilities:
Trade payables and other payables
IIA liability
Derivative financial instruments	729	237
Liability in respect of anti-dilution feature		692
Liabilities	729	929
Financial Instruments [Member] | Financial Liabilities at Amortized Cost [Member]
Liabilities:
Trade payables and other payables	1,054	1,055
IIA liability	131	92
Derivative financial instruments
Liability in respect of anti-dilution feature
Liabilities	1,185	1,147
Financial assets at amortised cost, category [member] | Financial Instruments [Member]
Assets:
Cash and cash equivalents	3,717
Trade receivable and other receivables (excluding prepaid expenses)	910
Restricted deposits	104
Assets	$ 4,731
Loans and receivables, category [member] | Financial Instruments [Member]
Assets:
Cash and cash equivalents		3,514
Trade receivable and other receivables (excluding prepaid expenses)		740
Restricted deposits		93
Assets		$ 4,347